Unaudited Interim Condensed Consolidated Balance Sheets - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Current assets
Cash and cash equivalents	$ 103,897	$ 134,784
Restricted cash	3,426	3,289
Marketable securities	2,635	2,187
Trade accounts receivable, net	30,538	14,950
Other current assets	40,371	54,430
Other current assets (capitalized fulfillment costs)	3,578	2,334
Derivative instruments receivable	13,738	12,262
Favorable charter party contracts	562	0
Inventories	51,682	45,434
Prepaid expenses	9,121	12,503
Voyages in progress	13,229	16,974
Total current assets	272,777	299,147
Long-term assets
Vessels and equipment, net	2,952,894	2,665,785
Vessels held for sale	0	12,542
Finance leases, right of use assets, net	76,177	83,589
Operating leases, right of use assets, net	12,988	15,646
Newbuildings	62,397	91,898
Investments in associated companies	58,399	65,400
Related party receivables	0	837
Derivative instruments receivable long-term	22,579	20,861
Other long-term assets	6,070	1,586
Total assets	3,464,281	3,257,291
Current liabilities
Current portion of long-term debt	106,372	92,865
Current portion of finance lease obligations - related party	19,007	18,387
Current portion of operating lease obligations (including related party balances of $2,080 as of June 30, 2023 and $2,010 as of December 31, 2022)	4,900	5,546
Derivative instruments payable	829	1,313
Unfavorable charter party contracts	2,497	0
Related party payables	11,761	9,492
Trade accounts payables	11,225	7,143
Accrued expenses	48,074	43,388
Other current liabilities	38,668	33,494
Total current liabilities	243,333	211,628
Long-term liabilities
Long-term debt	1,252,669	1,027,991
Non-current portion of finance lease obligations - related party	77,816	87,588
Non-current portion of operating lease obligations (including related party balances of $10,272 as of June 30, 2023 and $11,345 as of December 31, 2022)	10,907	13,051
Other long-term liabilities	3,825	0
Total liabilities	1,588,550	1,340,258
Commitments and contingencies
Equity
Share capital (Shares issued: 2023: 201,190,621 shares. 2022: 201,190,621 shares. Outstanding shares: 2023: 199,503,293 shares. 2022: 200,485,621 shares. All shares are issued and outstanding at par value $0.05)	10,061	10,061
Treasury shares	(12,466)	(5,014)
Additional paid in capital	1,053	851
Contributed capital surplus	1,582,257	1,582,257
Accumulated earnings	294,826	328,878
Total equity	1,875,731	1,917,033
Total liabilities and equity	$ 3,464,281	$ 3,257,291